787 Seventh Avenue New York, N.Y. 10019-6099 Tel: 212-728-8000 Fax: 212-728-8111

August 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust Funds Identified on Exhibit A
Post-Effective Amendment No. 571 to Registration Statement on Form N-1A
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

We are counsel to iShares Trust (the “Trust”), which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 561.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8970.

Very truly yours,

/s/ P. Jay Spinola
P. Jay Spinola

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

August 15, 2011

Exhibit A

S0000 27295	iShares 2012 S&P AMT-Free Municipal Series
S0000 27297	iShares 2013 S&P AMT-Free Municipal Series
S0000 27299	iShares 2014 S&P AMT-Free Municipal Series
S0000 27300	iShares 2015 S&P AMT-Free Municipal Series
S0000 27301	iShares 2016 S&P AMT-Free Municipal Series
S0000 27302	iShares 2017 S&P AMT-Free Municipal Series

S0000 04350	iShares Nasdaq Biotechnology Index Fund
S0000 04346	iShares Russell 1000 Growth Index Fund
S0000 04347	iShares Russell 1000 Index Fund
S0000 04345	iShares Russell 1000 Value Index Fund
S0000 04343	iShares Russell 2000 Growth Index Fund

S0000 04344	iShares Russell 2000 Index Fund
S0000 04342	iShares Russell 2000 Value Index Fund
S0000 04340	iShares Russell 3000 Growth Index Fund
S0000 04341	iShares Russell 3000 Index Fund
S0000 04339	iShares Russell 3000 Value Index Fund

S0000 04439	iShares Russell Microcap Index Fund
S0000 04336	iShares Russell Midcap Growth Index Fund
S0000 04338	iShares Russell Midcap Index Fund
S0000 04335	iShares Russell Midcap Value Index Fund

S0000 26552	iShares Russell Top 200 Growth Index Fund
S0000 26553	iShares Russell Top 200 Index Fund
S0000 26554	iShares Russell Top 200 Value Index Fund

S0000 04306	iShares S&P 100 Index Fund
S0000 04311	iShares S&P 500 Growth Index Fund
S0000 04310	iShares S&P 500 Index Fund
S0000 04312	iShares S&P 500 Value Index Fund
S0000 04317	iShares S&P 1500 Index Fund
S0000 17778	iShares S&P Asia 50 Index Fund

S0000 17779	iShares S&P Developed ex-U.S. Property Index Fund
S0000 22497	iShares S&P Emerging Markets Infrastructure Index Fund
S0000 04315	iShares S&P Europe 350 Index Fund
S0000 04326	iShares S&P Global 100 Index Fund
S0000 22498	iShares S&P Global Clean Energy Index Fund

August 15, 2011

S0000 08880	iShares S&P Global Consumer Discretionary Sector Index Fund

S0000 08881	iShares S&P Global Consumer Staples Sector Index Fund
S0000 04359	iShares S&P Global Energy Sector Index Fund
S0000 04370	iShares S&P Global Financials Sector Index Fund
S0000 04372	iShares S&P Global Healthcare Sector Index Fund
S0000 08882	iShares S&P Global Industrials Sector Index Fund

S0000 19356	iShares S&P Global Infrastructure Index Fund
S0000 08884	iShares S&P Global Materials Sector Index Fund
S0000 04305	iShares S&P Global Technology Sector Index Fund
S0000 04373	iShares S&P Global Telecommunications Sector Index Fund
S0000 08883	iShares S&P Global Utilities Sector Index Fund
S0000 22341	iShares S&P India Nifty 50 Index Fund
S0000 04348	iShares S&P Latin America 40 Index Fund
S0000 04308	iShares S&P MidCap 400 Growth Index Fund
S0000 04307	iShares S&P MidCap 400 Index Fund
S0000 04309	iShares S&P MidCap 400 Value Index Fund
S0000 22499	iShares S&P Global Nuclear Energy Index Fund

S0000 04314	iShares S&P SmallCap 600 Growth Index Fund
S0000 04313	iShares S&P SmallCap 600 Index Fund
S0000 04316	iShares S&P SmallCap 600 Value Index Fund

S0000 22500	iShares S&P Global Timber & Forestry Index Fund
S0000 04337	iShares S&P/TOPIX 150 Index Fund
S0000 13499	iShares S&P U.S. Preferred Stock Index Fund

As filed with the U.S. Securities and Exchange Commission on August 15, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 571	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 571

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(August 15, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Trust:

iShares 2012 S&P AMT-Free Municipal Series

iShares 2013 S&P AMT-Free Municipal Series

iShares 2014 S&P AMT-Free Municipal Series

iShares 2015 S&P AMT-Free Municipal Series

iShares 2016 S&P AMT-Free Municipal Series

iShares 2017 S&P AMT-Free Municipal Series

iShares Nasdaq Biotechnology Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Value Index Fund

iShares Russell 3000 Growth Index Fund

iShares Russell 3000 Index Fund

iShares Russell 3000 Value Index Fund

iShares Russell Microcap Index Fund

iShares Russell Midcap Growth Index Fund

iShares Russell Midcap Index Fund

iShares Russell Midcap Value Index Fund

iShares Russell Top 200 Growth Index Fund

iShares Russell Top 200 Index Fund

iShares Russell Top 200 Value Index Fund

iShares S&P 100 Index Fund

iShares S&P 500 Growth Index Fund

iShares S&P 500 Index Fund

iShares S&P 500 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P Asia 50 Index Fund

iShares S&P Developed ex-U.S. Property Index Fund

iShares S&P Emerging Markets Infrastructure Index Fund

iShares S&P Europe 350 Index Fund

iShares S&P Global 100 Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund

iShares S&P Global Consumer Staples Sector Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund

iShares S&P Global Industrials Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Materials Sector Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Timber & Forestry Index Fund

iShares S&P Global Utilities Sector Index Fund

iShares S&P India Nifty 50 Index Fund

iShares S&P Latin America 40 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P U.S. Preferred Stock Index Fund

iShares S&P/TOPIX 150 Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 571 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of August 2011.

iShares Trust

By:
Michael Latham*
President and Trustee
Date:	August 15, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 571 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: August 15, 2011
John E. Martinez*
Trustee
Date: August 15, 2011
George G. C. Parker*
Trustee
Date: August 15, 2011
Cecilia H. Herbert*
Trustee
Date: August 15, 2011
Charles A. Hurty*
Trustee
Date: August 15, 2011
John E. Kerrigan*
Trustee
Date: August 15, 2011
Robert H. Silver*
Trustee
Date: August 15, 2011

Robert S. Kapito*
Trustee
Date: August 15, 2011
Madhav V. Rajan*
Trustee
Date: August 15, 2011
/s/ Jack Gee
Jack Gee
Treasurer
Date: August 15, 2011
/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: August 15, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 561.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase